Schedule of financial information to the carrying amount of interest (Details) - Alps Life Science Inc [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Exchange differences	$ (10,276)		$ 959
Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate	(1,568)	$ (671)	(1,063)	$ (657)
Carrying amount of the Group’s interest in associate	(1,568)	(598)	(1,063)	(573)
Exchange differences		73		84
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate	22,934	7,421	14,486	5,652
Carrying amount of the Group’s interest in associate	$ 22,934	7,064	$ 14,486	5,030
Exchange differences		$ (357)		$ (622)